Expense Example - FidelitySustainableIntermediateMunicipalIncomeFund-RetailPRO - FidelitySustainableIntermediateMunicipalIncomeFund-RetailPRO - Fidelity Sustainable Intermediate Municipal Income Fund - Fidelity Sustainable Intermediate Municipal Income Fund
Apr. 01, 2023 USD ($)
Expense Example:
1 year	$ 38
3 years	418
5 years	885
10 years	$ 2,177